Income (expenses) by nature	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
29 INCOME (EXPENSES) BY NATURE

	03/31/2025	03/31/2024
Cost of sales
Personnel expenses	(520,711)	(364,650)
Costs of raw materials, materials and services	(3,153,449)	(2,479,702)
Logistics cost	(1,296,365)	(1,063,930)
Depreciation, depletion and amortization	(2,223,588)	(1,706,401)
Other (1)	(535,054)	(85,187)
	(7,729,167)	(5,699,870)
Selling expenses
Personnel expenses	(90,189)	(72,670)
Services	(55,666)	(47,850)
Logistics cost	(340,905)	(272,620)
Depreciation and amortization	(241,026)	(238,962)
Other (2)	(27,096)	(21,313)
	(754,882)	(653,415)
General and administrative expenses
Personnel expenses	(403,006)	(320,672)
Services	(115,819)	(92,452)
Depreciation and amortization	(30,276)	(34,313)
Other (3)	(124,450)	(55,538)
	(673,551)	(502,975)
Other operating (expenses) income, net
Rents and leases	520	189
Results from sales of other products, net	26,967	24,486
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(46,307)	(47,554)
Depletion, amortization and other PPA realizations (4)	(2,532)	(2,348)
Provision for judicial liabilities	(104,863)	(26,109)
Other operating income (expenses), net	7,006	11,127
	(119,209)	(40,209)
(1)Includes R$416,608 related to maintenance downtime costing (R$55,308 as at March 31, 2024).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.